DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2021
Discontinued Operations
SCHEDULE OF LOSS ATTRIBUTABLE TO DISCONTINUED OPERATIONS

	Year ended December 31,
	2021	2020	2019
	$	$	$
Sales	-	-	129,776
Marketing, promotional activities	-	-	(27,842)
Net Revenue	-	-	101,934
Cost of Sales	-	-	33,481
Gross profit (loss)	-	-	68,453

Expenses
Amortization	-	-	6,301
Product registration and development	-	-	5,458
Selling and marketing	-	-	121,405
	-	-	133,164
Other income (expense)
Write-down of inventories	-	-	(109,941)
Write-down of equipment	-	-	(14,704)

Net loss from discontinued operations	-	-	(189,356)

SCHEDULE OF NET CASH FLOWS ATTRIBUTABLE TO DISCONTINUED OPERATIONS

	Year ended December 31,
	2021	2020	2019
	$	$	$
Operating Activities
Net loss from discontinued operations	-	-	(189,356)
Adjustment for the non-cash items:
Amortization	-	-	6,301
Write-down of inventories	-	-	109,941
Write-down of equipment	-	-	14,704

Change in working capital items:
Accounts receivable	-	-	264,806
Prepaid expenses and deposits	-	-	-
Inventories	-	-	(7,442)
Accounts payable and accrued liabilities	-	-	(23,027)
	-	-	175,927

Increase (Decrease) in Cash	-	-	175,927